Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000159047 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Class K Shares
Trading Symbol	BKRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended January 31, 2026, the Fund’s Class K Shares returned 12.55%.
  For the same period, the Fund’s benchmark, the FTSE All World Index (Net) returned 22.24%, while the FTSE EPRA Nareit Developed Index (Net) returned 11.74%.
During the first quarter of 2025, markets came under pressure as the U.S. administration announced and partially implemented tariffs, increasing uncertainty. The sell‑off briefly pushed the S&P 500 into correction territory in mid‑March. The Federal Open Market Committee (“FOMC”) held rates at 4.25%–4.50% with a cautious stance. European equities were resilient, supported by European Central Bank (“ECB”) rate cuts in March 2025. Japanese equities were volatile during February and March 2025.
In the second quarter, volatility peaked in April 2025 before easing after a 90‑day pause on most proposed U.S. tariffs. The FOMC kept rates steady as inflation trended toward 2%. European equities advanced as the ECB paused easing, while Japanese equities rebounded on stimulus measures and a stable yen.
During the third quarter, strong earnings and enthusiasm around artificial intelligence (“AI”) supported markets, although uncertainty remained as reciprocal tariffs took effect across more than 60 countries while U.S. tariffs on imports from China stayed on pause. The FOMC held rates in July 2025 before cutting rates in September to 4.00%–4.25%. European equities advanced as the ECB held rates at 2.0%, while Japanese equities extended gains.
In the final quarter of 2025, U.S. equities posted modest gains amid volatility driven by AI valuation concerns, a U.S. government shutdown, and weaker labor data. Unemployment rose to 4.6% in November 2025, prompting rate cuts in October and December, ending the year at 3.50%–3.75%. European equities continued to grow as the ECB held rates steady at 2.0%. Japanese equities rose further on inflation above 2% and wage growth, with the Bank of Japan raising rates to 0.75% in December 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 1, 2016 through January 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.55%	4.41%	4.71%
FTSE All World Index (Net)	22.24	11.97	12.73
FTSE EPRA Nareit Developed Index (Net)	11.74	3.69	4.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 284,799,440
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 117,853
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$284,799,440
Number of Portfolio Holdings	356
Net Investment Advisory Fees	$117,853
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.2%
Japan	9.6%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.5%
Singapore	3.3%
Canada	2.1%
Germany	1.9%
Sweden	1.8%
France	1.8%
Other#	4.2%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.7%
Prologis, Inc.	6.2%
Equinix, Inc.	4.1%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	2.9%
Realty Income Corp.	2.9%
Public Storage	2.2%
Goodman Group	2.2%
Ventas, Inc.	1.9%
VICI Properties, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.7%
Prologis, Inc.	6.2%
Equinix, Inc.	4.1%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	2.9%
Realty Income Corp.	2.9%
Public Storage	2.2%
Goodman Group	2.2%
Ventas, Inc.	1.9%
VICI Properties, Inc.	1.5%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after January 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year primarily due to a decrease in the Fund’s average net assets.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to a decrease in the Fund’s average net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after January 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000159045 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Investor A Shares
Trading Symbol	BARDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended January 31, 2026, the Fund’s Investor A Shares returned 12.16%.
  For the same period, the Fund’s benchmark, the FTSE All World Index (Net) returned 22.24%, while the FTSE EPRA Nareit Developed Index (Net) returned 11.74%.
During the first quarter of 2025, markets came under pressure as the U.S. administration announced and partially implemented tariffs, increasing uncertainty. The sell‑off briefly pushed the S&P 500 into correction territory in mid‑March. The Federal Open Market Committee (“FOMC”) held rates at 4.25%–4.50% with a cautious stance. European equities were resilient, supported by European Central Bank (“ECB”) rate cuts in March 2025. Japanese equities were volatile during February and March 2025.
In the second quarter, volatility peaked in April 2025 before easing after a 90‑day pause on most proposed U.S. tariffs. The FOMC kept rates steady as inflation trended toward 2%. European equities advanced as the ECB paused easing, while Japanese equities rebounded on stimulus measures and a stable yen.
During the third quarter, strong earnings and enthusiasm around artificial intelligence (“AI”) supported markets, although uncertainty remained as reciprocal tariffs took effect across more than 60 countries while U.S. tariffs on imports from China stayed on pause. The FOMC held rates in July 2025 before cutting rates in September to 4.00%–4.25%. European equities advanced as the ECB held rates at 2.0%, while Japanese equities extended gains.
In the final quarter of 2025, U.S. equities posted modest gains amid volatility driven by AI valuation concerns, a U.S. government shutdown, and weaker labor data. Unemployment rose to 4.6% in November 2025, prompting rate cuts in October and December, ending the year at 3.50%–3.75%. European equities continued to grow as the ECB held rates steady at 2.0%. Japanese equities rose further on inflation above 2% and wage growth, with the Bank of Japan raising rates to 0.75% in December 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 1, 2016 through January 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	12.16%	4.05%	4.36%
FTSE All World Index (Net)	22.24	11.97	12.73
FTSE EPRA Nareit Developed Index (Net)	11.74	3.69	4.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 284,799,440
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 117,853
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$284,799,440
Number of Portfolio Holdings	356
Net Investment Advisory Fees	$117,853
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.2%
Japan	9.6%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.5%
Singapore	3.3%
Canada	2.1%
Germany	1.9%
Sweden	1.8%
France	1.8%
Other#	4.2%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.7%
Prologis, Inc.	6.2%
Equinix, Inc.	4.1%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	2.9%
Realty Income Corp.	2.9%
Public Storage	2.2%
Goodman Group	2.2%
Ventas, Inc.	1.9%
VICI Properties, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.7%
Prologis, Inc.	6.2%
Equinix, Inc.	4.1%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	2.9%
Realty Income Corp.	2.9%
Public Storage	2.2%
Goodman Group	2.2%
Ventas, Inc.	1.9%
VICI Properties, Inc.	1.5%
(a)Excludes short-term securities.
C000159046 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	BIRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended January 31, 2026, the Fund’s Institutional Shares returned 12.47%.
  For the same period, the Fund’s benchmark, the FTSE All World Index (Net) returned 22.24%, while the FTSE EPRA Nareit Developed Index (Net) returned 11.74%.
During the first quarter of 2025, markets came under pressure as the U.S. administration announced and partially implemented tariffs, increasing uncertainty. The sell‑off briefly pushed the S&P 500 into correction territory in mid‑March. The Federal Open Market Committee (“FOMC”) held rates at 4.25%–4.50% with a cautious stance. European equities were resilient, supported by European Central Bank (“ECB”) rate cuts in March 2025. Japanese equities were volatile during February and March 2025.
In the second quarter, volatility peaked in April 2025 before easing after a 90‑day pause on most proposed U.S. tariffs. The FOMC kept rates steady as inflation trended toward 2%. European equities advanced as the ECB paused easing, while Japanese equities rebounded on stimulus measures and a stable yen.
During the third quarter, strong earnings and enthusiasm around artificial intelligence (“AI”) supported markets, although uncertainty remained as reciprocal tariffs took effect across more than 60 countries while U.S. tariffs on imports from China stayed on pause. The FOMC held rates in July 2025 before cutting rates in September to 4.00%–4.25%. European equities advanced as the ECB held rates at 2.0%, while Japanese equities extended gains.
In the final quarter of 2025, U.S. equities posted modest gains amid volatility driven by AI valuation concerns, a U.S. government shutdown, and weaker labor data. Unemployment rose to 4.6% in November 2025, prompting rate cuts in October and December, ending the year at 3.50%–3.75%. European equities continued to grow as the ECB held rates steady at 2.0%. Japanese equities rose further on inflation above 2% and wage growth, with the Bank of Japan raising rates to 0.75% in December 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 1, 2016 through January 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.47%	4.35%	4.65%
FTSE All World Index (Net)	22.24	11.97	12.73
FTSE EPRA Nareit Developed Index (Net)	11.74	3.69	4.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 284,799,440
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 117,853
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$284,799,440
Number of Portfolio Holdings	356
Net Investment Advisory Fees	$117,853
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.2%
Japan	9.6%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.5%
Singapore	3.3%
Canada	2.1%
Germany	1.9%
Sweden	1.8%
France	1.8%
Other#	4.2%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.7%
Prologis, Inc.	6.2%
Equinix, Inc.	4.1%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	2.9%
Realty Income Corp.	2.9%
Public Storage	2.2%
Goodman Group	2.2%
Ventas, Inc.	1.9%
VICI Properties, Inc.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.7%
Prologis, Inc.	6.2%
Equinix, Inc.	4.1%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	2.9%
Realty Income Corp.	2.9%
Public Storage	2.2%
Goodman Group	2.2%
Ventas, Inc.	1.9%
VICI Properties, Inc.	1.5%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after January 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year primarily due to a decrease in the Fund’s average net assets.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to a decrease in the Fund’s average net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after January 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000253866 [Member]
Shareholder Report [Line Items]
Fund Name	iShares FTSE NAREIT All Equity REIT Index Fund
Class Name	iShares FTSE NAREIT All Equity REIT Index Fund
Trading Symbol	BREBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FTSE NAREIT All Equity REIT Index Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended January 31, 2026, the Fund returned 4.08%.
  For the same period, the Fund’s benchmark, the MSCI USA Index returned 15.75% and the FTSE Nareit All Equity REIT Index returned 4.07%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by holdings of Welltower, Inc. (senior rental housing), Prologis, Inc. (warehouses/distribution centers), Realty Income Corp. (commercial real estate), Ventas, Inc. (senior housing and medical facilities), and Simon Property Group, Inc. (shopping malls).
What detracted from performance?
The biggest detractors included holdings of Equinix, Inc. (data centers), Alexandria Real Estate Equity, Inc. (office buildings and laboratories), Avalon Bay Communities, Inc. (apartments), Weyerhaeuser Co. (timberlands), and Americold Realty Trust, Inc. (temperature-controlled warehouses).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 8, 2024 through January 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares FTSE NAREIT All Equity REIT Index Fund	4.08%	(0.29)%
MSCI USA Index	15.75	16.92
FTSE Nareit All Equity REIT Index	4.07	(0.27)

Performance Inception Date	Oct. 08, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,064,086,750
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,064,086,750
Number of Portfolio Holdings	141
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	35.0%
Health Care REITs	17.2%
Retail REITs	15.2%
Industrial REITs	12.4%
Residential REITs	12.1%
Office REITs	3.0%
Hotel & Resort REITs	2.3%
Diversified REITs	2.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Welltower, Inc.	9.3%
Prologis, Inc.	8.7%
American Tower Corp.	6.1%
Equinix, Inc.	5.8%
Simon Property Group, Inc.	4.5%
Digital Realty Trust, Inc.	4.1%
Realty Income Corp.	4.0%
Public Storage	3.2%
Crown Castle, Inc.	2.7%
Ventas, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Welltower, Inc.	9.3%
Prologis, Inc.	8.7%
American Tower Corp.	6.1%
Equinix, Inc.	5.8%
Simon Property Group, Inc.	4.5%
Digital Realty Trust, Inc.	4.1%
Realty Income Corp.	4.0%
Public Storage	3.2%
Crown Castle, Inc.	2.7%
Ventas, Inc.	2.6%
(b)Excludes short-term securities.